Shareholders' Equity (Schedule Of Restricted Share Units Activity) (Details) - Restricted Share Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Number of Restricted Share Units
Restricted Share Units, beginning balance	39,000	78,000
Restricted Share Units, granted	86,000		78,000
Restricted Share Units, vested	(39,000)	(39,000)
Restricted Share Units, ending balance	86,000	39,000
Weighted average grant date fair value
Weighted average grant date fair value, granted	$ 35.33
Weighted average grant date fair value, vested	$ 34.43	$ 35.36